Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Premises and Equipment [Abstract]
Premises and Equipment

September 30,		2011	2010
		(In thousands)
	Estimated Useful Life
Land	—	$78,282	$76,786
Buildings	25 - 40	102,403	103,817
Leasehold improvements	7 - 15	6,919	5,512
Furniture, fixtures and equipment	2 - 10	31,036	26,769
		218,640	212,884
Less accumulated depreciation and amortization		(52,047)	(50,163)
		$166,593	$162,721